INTANGIBLE ASSETS - Summary of Finite-Lived Intangible Assets (Detail) - Branded Online Inc dba Nogin [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	$ 3,174	$ 3,174	$ 2,320
Less: Accumulated amortization	(2,178)	(2,062)	(1,908)
Intangible assets-net	996	1,112	412
Contract Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	2,000	2,000	2,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	$ 1,174	$ 1,174	$ 320